Restricted cash and time deposits over three months (Tables)	12 Months Ended
Dec. 31, 2022
Restricted cash and time deposits over three months
Schedule of restricted cash

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Pledged bank deposits	1,043,718	198,320
Accrued interests	6,444	1,238
Time deposits with initial terms over three months	10,265	144,256
	1,060,427	343,814